SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Government institutions	$ 12,830	$ 13,068
Customer advances	187	2,601
Deferred taxes (Note 15e)	1,375	2,567
Accrued royalties to the OCS (Note 13f)	788	0
Accrued expenses and other current liabilities	9,733	4,617
Total	$ 24,913	$ 22,853